Equity (Details)	12 Months Ended
Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of shares, common	683,509,868
Percentage of shares, common	100.00%
Number of shares, preferenciais	1
Percentage of shares, preferenciais	100.00%
Number of shares, capital	683,509,869
Percentage of shares, capital	100.00%
Sao Paulo State [Member]
IfrsStatementLineItems [Line Items]
Number of shares, common	123,036,669
Percentage of shares, common	18.00%
Number of shares, preferenciais	1
Percentage of shares, preferenciais	100.00%
Number of shares, capital	123,036,670
Percentage of shares, capital	18.00%
Equatorial S.A. [Member]
IfrsStatementLineItems [Line Items]
Number of shares, common	102,526,480
Percentage of shares, common	15.00%
Number of shares, preferenciais
Percentage of shares, preferenciais
Number of shares, capital	102,526,480
Percentage of shares, capital	15.00%
Free Float [Member]
IfrsStatementLineItems [Line Items]
Number of shares, common	457,946,719
Percentage of shares, common	67.00%
Number of shares, preferenciais
Percentage of shares, preferenciais
Number of shares, capital	457,946,719
Percentage of shares, capital	67.00%